Distribution Date:	04/17/23	WFRBS Commercial Mortgage Trust 2013-C15
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C15

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations	REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 2)	16-17		Brian Hanson	bhanson@cwcapital.com
Principal Prepayment Detail	18		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Historical Detail	19	Trust Advisor	BellOak, LLC
			Attention: Reporting	Reporting@belloakadvisors.com
Delinquency Loan Detail	20
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	U.S. Bank Trust Company, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26		General Contact	(312) 332-7457
Interest Shortfall Detail - Collateral Level	27		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92938CAA5	1.264000%	60,151,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92938CAB3	2.900000%	48,146,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92938CAC1	3.881000%	260,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92938CAD9	4.153000%	301,785,000.00	279,053,274.06	44,222,250.67	965,756.87	0.00	0.00	45,188,007.54	234,831,023.39	56.80%	30.00%
A-SB	92938CAE7	3.720000%	104,819,000.00	1,806,799.17	1,806,398.37	5,601.08	0.00	0.00	1,811,999.45	400.80	56.80%	30.00%
A-S	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00	42.03%	22.75%
B	92938CAH0	4.606590%	74,723,000.00	74,723,000.00	0.00	286,848.55	0.00	0.00	286,848.55	74,723,000.00	28.28%	16.00%
C	92938CAJ6	4.606590%	42,896,000.00	42,896,000.00	0.00	164,670.25	0.00	0.00	164,670.25	42,896,000.00	20.39%	12.13%
D	92938CAL1	4.606590%	62,269,000.00	62,269,000.00	0.00	239,039.81	0.00	0.00	239,039.81	62,269,000.00	8.94%	6.50%
E	92938CAN7	4.606590%	22,140,000.00	22,140,000.00	0.00	9,032.41	0.00	0.00	9,032.41	22,140,000.00	4.86%	4.50%
F	92938CAQ0	4.606590%	11,070,000.00	11,070,000.00	0.00	0.00	0.00	0.00	0.00	11,070,000.00	2.83%	3.50%
G	92938CAS6	4.606590%	38,745,430.00	15,368,315.23	0.00	0.00	0.00	0.00	0.00	15,368,315.23	0.00%	0.00%
R	92938CAV9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92938CAU1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,107,001,432.00	589,583,388.46	46,028,649.04	1,962,415.64	0.00	0.00	47,991,064.68	543,554,739.42

X-A	92938CAG2	0.410196%	855,158,000.00	361,117,073.23	0.00	123,440.75	0.00	0.00	123,440.75	315,088,424.19
Notional SubTotal			855,158,000.00	361,117,073.23	0.00	123,440.75	0.00	0.00	123,440.75	315,088,424.19

Deal Distribution Total					46,028,649.04	2,085,856.39	0.00	0.00	48,114,505.43

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92938CAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92938CAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92938CAC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92938CAD9	924.67575943	146.53561532	3.20014868	0.00000000	0.00000000	0.00000000	0.00000000	149.73576400	778.14014411
A-SB	92938CAE7	17.23732501	17.23350127	0.05343573	0.00000000	0.00000000	0.00000000	0.00000000	17.28693701	0.00382373
A-S	92938CAF4	1,000.00000000	0.00000000	3.63166665	0.00000000	0.00000000	0.00000000	0.00000000	3.63166665	1,000.00000000
B	92938CAH0	1,000.00000000	0.00000000	3.83882540	0.00000000	0.00000000	0.00000000	0.00000000	3.83882540	1,000.00000000
C	92938CAJ6	1,000.00000000	0.00000000	3.83882530	0.00000000	0.00000000	0.00000000	0.00000000	3.83882530	1,000.00000000
D	92938CAL1	1,000.00000000	0.00000000	3.83882526	0.00000000	0.00000000	0.00000000	0.00000000	3.83882526	1,000.00000000
E	92938CAN7	1,000.00000000	0.00000000	0.40796793	3.43085772	74.21240876	0.00000000	0.00000000	0.40796793	1,000.00000000
F	92938CAQ0	1,000.00000000	0.00000000	0.00000000	3.83882565	106.47580036	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92938CAS6	396.64846228	0.00000000	0.00000000	1.52266422	101.86948061	0.00000000	0.00000000	0.00000000	396.64846228
R	92938CAV9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92938CAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92938CAG2	422.28111440	0.00000000	0.14434847	0.00000000	0.00000000	0.00000000	0.00000000	0.14434847	368.45638372

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/23 - 03/30/23	30	0.00	965,756.87	0.00	965,756.87	0.00	0.00	0.00	965,756.87	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	5,601.08	0.00	5,601.08	0.00	0.00	0.00	5,601.08	0.00
X-A	03/01/23 - 03/30/23	30	0.00	123,440.75	0.00	123,440.75	0.00	0.00	0.00	123,440.75	0.00
A-S	03/01/23 - 03/30/23	30	0.00	291,466.67	0.00	291,466.67	0.00	0.00	0.00	291,466.67	0.00
B	03/01/23 - 03/30/23	30	0.00	286,848.55	0.00	286,848.55	0.00	0.00	0.00	286,848.55	0.00
C	03/01/23 - 03/30/23	30	0.00	164,670.25	0.00	164,670.25	0.00	0.00	0.00	164,670.25	0.00
D	03/01/23 - 03/30/23	30	0.00	239,039.81	0.00	239,039.81	0.00	0.00	0.00	239,039.81	0.00
E	03/01/23 - 03/30/23	30	1,567,103.54	84,991.59	0.00	84,991.59	75,959.19	0.00	0.00	9,032.41	1,643,062.73
F	03/01/23 - 03/30/23	30	1,136,191.31	42,495.80	0.00	42,495.80	42,495.80	0.00	0.00	0.00	1,178,687.11
G	03/01/23 - 03/30/23	30	3,887,980.55	58,996.28	0.00	58,996.28	58,996.28	0.00	0.00	0.00	3,946,976.83
Totals			6,591,275.40	2,263,307.65	0.00	2,263,307.65	177,451.27	0.00	0.00	2,085,856.39	6,768,726.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92938CAF4	4.358000%	80,257,000.00	80,257,000.00	0.00	291,466.67	0.00	0.00	291,466.67	80,257,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92938CAH0	4.606590%	74,723,000.00	74,723,000.00	0.00	286,848.55	0.00	0.00	286,848.55	74,723,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92938CAJ6	4.606590%	42,896,000.00	42,896,000.00	0.00	164,670.25	0.00	0.00	164,670.25	42,896,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			197,876,000.03	197,876,000.00	0.00	742,985.47	0.00	0.00	742,985.47	197,876,000.00

Exchangeable Certificate Details
PEX	92938CAK3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	48,114,505.43
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,280,947.38	Master Servicing Fee	14,304.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,853.09
Interest Adjustments	0.00	Trustee Fee	228.46
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	253.85
ARD Interest	0.00	Trust Advisor Fee	999.52
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,280,947.38	Total Fees	17,639.75

Principal		Expenses/Reimbursements
Scheduled Principal	39,871,970.08	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	160,847.86
Principal Prepayments	6,156,678.96	Special Servicing Fees (Monthly)	16,603.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,028,649.04	Total Expenses/Reimbursements	177,451.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,085,856.39
Excess Liquidation Proceeds	0.00	Principal Distribution	46,028,649.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	48,114,505.43
Total Funds Collected	48,309,596.42	Total Funds Distributed	48,309,596.44

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	589,583,388.46	589,583,388.46	Beginning Certificate Balance	589,583,388.46
(-) Scheduled Principal Collections	39,871,970.08	39,871,970.08	(-) Principal Distributions	46,028,649.04
(-) Unscheduled Principal Collections	6,156,678.96	6,156,678.96	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	543,554,739.42	543,554,739.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	590,872,999.92	590,872,999.92	Ending Certificate Balance	543,554,739.42
Ending Actual Collateral Balance	544,967,044.33	544,967,044.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	23	112,593,332.28	20.71%	5	4.9897	NAP	Defeased	23	112,593,332.28	20.71%	5	4.9897	NAP
2,000,000 or less	6	8,139,680.23	1.50%	2	4.3411	2.136794	1.30 or less	6	98,536,268.26	18.13%	3	4.4003	0.750988
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	1,031,344.03	0.19%	1	3.8900	1.380000
3,000,001 to 4,000,000	2	7,135,013.26	1.31%	34	4.9254	2.022289	1.41 to 1.50	2	80,122,964.12	14.74%	2	3.9901	1.475734
4,000,001 to 5,000,000	2	8,493,369.15	1.56%	4	5.2354	0.606401	1.51 to 1.60	4	41,241,513.83	7.59%	3	4.8238	1.551901
5,000,001 to 6,000,000	1	5,960,859.39	1.10%	2	4.5500	0.948200	1.61 to 1.70	2	7,824,380.96	1.44%	4	5.0992	1.676987
6,000,001 to 7,000,000	3	19,782,594.54	3.64%	3	4.8237	1.530974	1.71 to 1.80	1	11,359,573.33	2.09%	3	4.6900	1.748800
7,000,001 to 8,000,000	2	15,381,266.20	2.83%	3	5.0069	1.049110	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	35,128,994.47	6.46%	3	4.4890	2.035822	2.26 to 2.50	2	10,147,439.68	1.87%	24	4.8151	2.310191
15,000,001 to 20,000,000	1	19,955,874.75	3.67%	3	5.1400	1.563900	2.51 to 3.50	5	157,014,713.62	28.89%	4	4.4247	2.993145
20,000,001 to 30,000,000	1	21,892,449.90	4.03%	3	4.6500	3.821800	3.51 or Greater	2	23,683,209.31	4.36%	3	4.6636	3.803048
30,000,001 to 50,000,000	1	33,178,187.01	6.10%	3	4.6000	2.808700	Totals	48	543,554,739.42	100.00%	4	4.5355	1.927088
50,000,001 to 90,000,000	2	145,913,118.24	26.84%	2	4.0756	1.147301
90,000,001 or greater	1	110,000,000.00	20.24%	4	4.3600	3.073600
Totals	48	543,554,739.42	100.00%	4	4.5355	1.927088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	112,593,332.28	20.71%	5	4.9897	NAP
							Defeased	26	112,593,332.28	20.71%	5	4.9897	NAP
California	4	23,437,833.03	4.31%	4	4.6898	2.469932
							Lodging	3	34,275,648.64	6.31%	3	5.2097	1.309234
Colorado	1	1,790,317.70	0.33%	3	4.6000	2.808700
							Mixed Use	2	18,429,208.21	3.39%	3	4.5624	2.629749
Florida	3	8,877,894.91	1.63%	3	5.0732	1.790220
							Mobile Home Park	2	4,590,312.13	0.84%	3	4.8800	1.892144
Georgia	4	113,069,692.61	20.80%	4	4.3665	3.066408
							Multi-Family	5	11,952,510.98	2.20%	3	4.0694	1.177932
Michigan	2	11,341,723.14	2.09%	22	4.9837	1.117995
							Office	1	5,960,859.39	1.10%	2	4.5500	0.948200
Mississippi	2	1,662,783.80	0.31%	3	4.6000	2.808700
							Retail	10	298,891,471.47	54.99%	4	4.2811	1.904101
New York	6	18,501,735.58	3.40%	2	4.3032	1.567758
							Self Storage	38	56,861,396.32	10.46%	3	4.6265	3.222854
North Carolina	5	100,741,332.80	18.53%	2	4.1514	1.590998
							Totals	87	543,554,739.42	100.00%	4	4.5355	1.927088
Ohio	1	4,205,786.37	0.77%	4	5.1900	(0.489200)

Oklahoma	3	8,344,591.70	1.54%	3	4.6000	2.808700

Oregon	10	17,232,504.04	3.17%	3	4.6500	3.821800

Pennsylvania	1	6,576,265.83	1.21%	3	5.6800	1.444800

Texas	12	14,903,568.95	2.74%	3	4.5800	2.064571

Virginia	1	11,359,573.33	2.09%	3	4.6900	1.748800

Washington	6	88,915,803.34	16.36%	3	4.3335	1.063820

Totals	87	543,554,739.42	100.00%	4	4.5355	1.927088

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	112,593,332.28	20.71%	5	4.9897	NAP	Defeased	23	112,593,332.28	20.71%	5	4.9897	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	76,336,485.73	14.04%	2	3.8388	1.478586	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	8,259,694.49	1.52%	3	4.0758	0.916865	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	4	206,135,841.09	37.92%	4	4.3484	2.175334	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	6	79,843,323.28	14.69%	3	4.6350	2.751336	49 months or greater	25	430,961,407.14	79.29%	4	4.4168	2.028329
	4.751% to 5.000%	5	17,722,794.68	3.26%	15	4.9413	1.566646	Totals	48	543,554,739.42	100.00%	4	4.5355	1.927088
	5.001% to 5.250%	3	31,799,419.26	5.85%	3	5.1188	1.293222
	5.251% to 5.500%	1	4,287,582.78	0.79%	4	5.2800	1.681100
	5.501% to 5.750%	1	6,576,265.83	1.21%	3	5.6800	1.444800
	5.751% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	543,554,739.42	100.00%	4	4.5355	1.927088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	22	108,995,117.20	20.05%	3	4.9903	NAP	Defeased	22	108,995,117.20	20.05%	3	4.9903	NAP
	60 months or less	24	427,363,192.06	78.62%	3	4.4121	2.025481	Interest Only	1	110,000,000.00	20.24%	4	4.3600	3.073600
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
85 months to120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	8	79,299,649.74	14.59%	3	4.7852	2.620927
	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	13	229,647,994.80	42.25%	3	4.3229	1.354747
	Totals	46	536,358,309.26	98.68%	3	4.5296	1.917747	300 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or Greater	2	8,415,547.52	1.55%	3	4.0136	1.017908
								Totals	46	536,358,309.26	98.68%	3	4.5296	1.917747
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	112,593,332.28	20.71%	5	4.9897	NAP	Defeased	1	3,598,215.08	0.66%	64	4.9700	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	408,834,415.25	75.21%	3	4.4018	2.059600	61 months to 84 months	1	3,598,215.08	0.66%	64	4.9700	2.366600
	13 months to 24 months	7	22,126,991.89	4.07%	13	4.6945	1.450544	85 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	543,554,739.42	100.00%	4	4.5355	1.927088	Totals	2	7,196,430.16	1.32%	64	4.9700	2.623300
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310920478	RT	Augusta	GA	Actual/360	4.360%	412,988.89	0.00	0.00	N/A	08/01/23	--	110,000,000.00	110,000,000.00	04/01/23
4	440000254	RT	Pineville	NC	Actual/360	3.839%	243,641.21	154,312.01	0.00	N/A	06/01/23	--	73,701,010.30	73,546,698.29	04/01/23
5	440000246	RT	Silverdale	WA	Actual/360	4.316%	269,377.08	113,885.13	0.00	N/A	07/01/23	--	72,480,305.08	72,366,419.95	07/01/22
6	310919950	SS	Various	Various	Actual/360	4.600%	131,814.61	98,994.10	0.00	N/A	07/01/23	--	33,277,181.11	33,178,187.01	04/01/23
7	440000245	OF	Reston	VA	Actual/360	3.700%	108,606.24	34,087,397.65	0.00	N/A	04/01/23	--	34,087,397.65	0.00	04/01/23
8	310919951	SS	Various	Various	Actual/360	4.650%	87,921.03	64,935.84	0.00	N/A	07/01/23	--	21,957,385.74	21,892,449.90	04/01/23
9	310919904	LO	Charlotte	NC	Actual/360	5.140%	88,514.52	42,383.95	0.00	N/A	07/01/23	--	19,998,258.70	19,955,874.75	04/01/23
10	440000241	SS	Staten Island	NY	Actual/360	4.596%	67,894.54	39,710.58	0.00	N/A	06/01/23	--	17,155,194.16	17,115,483.58	04/01/23
15	300620015	RT	Leesburg	VA	Actual/360	4.690%	45,981.17	25,818.75	0.00	N/A	07/01/23	--	11,385,392.08	11,359,573.33	04/01/23
17	440000255	MU	Coronado	CA	Actual/360	4.470%	45,802.44	19,330.22	0.00	N/A	08/01/23	--	11,899,313.83	11,879,983.61	04/01/23
18	440000247	RT	Silverdale	WA	Actual/360	4.316%	44,257.29	18,710.76	0.00	N/A	07/01/23	--	11,908,148.29	11,889,437.53	04/01/23
21	310919604	MH	Vallejo	CA	Actual/360	4.700%	37,247.81	20,839.62	0.00	N/A	07/01/23	--	9,203,302.00	9,182,462.38	04/01/23
22	440000249	MF	Indianapolis	IN	Actual/360	4.598%	35,669.99	20,707.74	0.00	N/A	05/01/23	--	9,008,964.21	8,988,256.47	04/01/23
24	300620024	LO	Southfield	MI	Actual/360	4.990%	33,387.18	26,473.60	0.00	N/A	07/01/23	--	7,769,981.66	7,743,508.06	04/01/23
25	300620025	LO	Jacksonville Beach	FL	Actual/360	5.310%	34,925.12	25,354.16	0.00	N/A	06/01/23	--	7,638,080.29	7,612,726.13	04/01/23
28	310919256	RT	Whittier	CA	Actual/360	5.024%	33,113.63	16,408.99	0.00	N/A	08/01/23	--	7,654,167.13	7,637,758.14	04/01/23
29	300620029	MH	Bryan	TX	Actual/360	5.670%	25,987.99	10,312.93	0.00	N/A	08/05/23	--	5,322,681.61	5,312,368.68	04/05/23
30	300620030	MH	Bryan	TX	Actual/360	5.670%	6,005.19	2,383.07	0.00	N/A	08/05/23	--	1,229,942.42	1,227,559.35	04/05/23
31	300620031	MH	Bryan	TX	Actual/360	5.670%	5,280.43	2,095.45	0.00	N/A	08/05/23	--	1,081,501.63	1,079,406.18	04/05/23
32	540919681	RT	Highlands Ranch	CO	Actual/360	5.110%	22,658.83	39,377.55	0.00	N/A	08/01/23	--	5,149,409.58	5,110,032.03	04/01/23
33	300620033	LO	Harrisburg	PA	Actual/360	5.680%	32,267.22	20,847.85	0.00	N/A	07/05/23	--	6,597,113.68	6,576,265.83	04/05/23
34	860919276	OF	Henderson	NV	Actual/360	5.060%	30,484.76	14,916.78	0.00	N/A	08/01/23	--	6,996,375.04	6,981,458.26	04/01/23
35	416000101	RT	Slidell	LA	Actual/360	5.200%	31,116.47	14,500.92	0.00	N/A	08/01/23	--	6,949,087.47	6,934,586.55	04/01/23
38	810919045	RT	Farmington Hills	MI	Actual/360	4.970%	15,602.80	47,535.74	0.00	N/A	08/01/28	--	3,645,750.82	3,598,215.08	04/01/23
39	810919053	RT	Livonia	MI	Actual/360	4.970%	15,602.80	47,535.74	0.00	N/A	08/01/28	--	3,645,750.82	3,598,215.08	04/01/23
40	416000096	MU	Brooklyn	NY	Actual/360	4.730%	26,736.04	14,899.36	0.00	N/A	06/01/23	--	6,564,123.96	6,549,224.60	04/01/23
41	470086360	MF	Hempstead	NY	Actual/360	4.070%	23,360.43	8,312.26	0.00	N/A	07/01/23	--	6,665,416.37	6,657,104.11	04/01/23
43	300620043	OF	Dallas	TX	Actual/360	4.550%	23,409.53	13,923.10	0.00	N/A	06/01/23	--	5,974,782.49	5,960,859.39	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
44	300620044	RT	Austin	TX	Actual/360	5.530%	25,821.38	17,290.25	0.00	N/A	08/01/23	--	5,422,445.39	5,405,155.14	04/01/23
46	300620046	OF	Henderson	NV	Actual/360	5.540%	24,028.34	16,042.77	0.00	N/A	08/01/23	--	5,036,801.93	5,020,759.16	04/01/23
47	440000252	RT	Lenoir City	TN	Actual/360	5.310%	24,416.38	5,339,830.85	0.00	N/A	07/01/23	--	5,339,830.85	0.00	04/01/23
48	300620048	MF	El Paso	TX	Actual/360	4.730%	20,771.09	11,496.35	0.00	N/A	07/01/23	--	5,099,632.95	5,088,136.60	04/01/23
49	300620049	MH	Apopka	FL	Actual/360	4.880%	14,913.82	12,234.31	0.00	N/A	07/01/23	--	3,549,032.49	3,536,798.18	04/01/23
50	300620050	MH	Arcadia	FL	Actual/360	4.880%	4,442.41	3,644.27	0.00	N/A	07/01/23	--	1,057,158.22	1,053,513.95	04/01/23
51	440000244	RT	Wheaton	IL	Actual/360	4.479%	18,092.02	4,690,798.59	0.00	N/A	07/01/23	04/01/23	4,690,798.59	0.00	04/01/23
52	416000099	RT	Stuart	FL	Actual/360	5.280%	19,558.31	14,098.75	0.00	N/A	08/01/23	--	4,301,681.53	4,287,582.78	04/01/23
53	300620053	SS	Aurora	CO	Actual/360	4.770%	18,223.15	10,010.94	0.00	N/A	06/01/23	--	4,436,553.87	4,426,542.93	04/01/23
55	310918724	RT	North Olmsted	OH	Actual/360	5.190%	18,835.73	8,808.33	0.00	N/A	08/01/23	--	4,214,594.70	4,205,786.37	09/01/19
58	300620058	SS	Deer Park	NY	Actual/360	5.580%	19,273.11	7,935.77	0.00	N/A	07/01/23	--	4,011,052.88	4,003,117.11	04/01/23
60	300620060	MF	Louisville	KY	Actual/360	4.250%	13,971.60	9,287.32	0.00	N/A	06/05/23	--	3,817,667.05	3,808,379.73	04/05/23
64	300620064	RT	Rogers	AR	Actual/360	4.300%	10,809.55	7,005.82	0.00	N/A	07/01/23	--	2,919,309.37	2,912,303.55	04/01/23
68	300620068	MH	Various	TX	Actual/360	4.850%	9,450.88	7,825.64	0.00	N/A	07/05/23	--	2,262,932.02	2,255,106.38	04/05/23
72	300620072	MH	Mooresville	IN	Actual/360	4.880%	8,335.40	4,372.88	0.00	N/A	07/01/23	--	1,983,569.88	1,979,197.00	04/01/23
73	300620073	SS	Carson	CA	Actual/360	4.830%	7,464.65	3,986.29	0.00	N/A	07/01/23	--	1,794,745.70	1,790,759.41	04/01/23
75	300620075	MH	Sheridan	WY	Actual/360	5.780%	7,774.80	4,843.61	0.00	N/A	08/01/23	--	1,562,076.46	1,557,232.85	04/01/23
76	470086270	MF	Bronx	NY	Actual/360	3.800%	5,761.71	2,350.02	0.00	N/A	06/01/23	--	1,760,793.43	1,758,443.41	04/01/23
77	470085960	MF	New York	NY	Actual/360	4.100%	5,672.13	3,991.84	0.00	N/A	06/01/23	--	1,606,582.22	1,602,590.38	04/01/23
78	300620078	SS	Frankfort	IL	Actual/360	5.270%	7,498.16	3,432.34	0.00	N/A	07/05/23	--	1,652,284.40	1,648,852.06	04/05/23
80	416000098	MF	Leesburg	FL	Actual/360	5.520%	6,410.77	2,693.94	0.00	N/A	07/01/23	--	1,348,689.02	1,345,995.08	04/01/23
83	470085870	MF	New York	NY	Actual/360	3.890%	3,463.63	2,660.61	0.00	N/A	05/01/23	--	1,034,004.64	1,031,344.03	04/01/23
84	470086380	MF	Elmhurst	NY	Actual/360	4.740%	3,694.18	2,037.31	0.00	N/A	07/01/23	--	905,066.36	903,029.05	04/01/23
86	470085910	MF	Brooklyn	NY	Actual/360	3.650%	2,608.94	830,066.39	0.00	N/A	06/01/23	--	830,066.39	0.00	03/01/23
Totals							2,280,947.38	46,028,649.04	0.00				589,583,388.46	543,554,739.42
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,008,078.00	11,791,447.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,427,106.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,590,597.26	0.00	--	--	01/11/20	40,722,186.51	3,689,482.14	230,839.63	2,104,292.35	160,803.08	0.00
6	7,987,577.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	7,094,923.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,088,423.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,577,777.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,267,825.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,291,623.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	1,344.66	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	416,140.00	478,664.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	994,335.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	895,920.71	1,044,810.34	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,985,913.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,192,493.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	335,239.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	824,325.00	485,780.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	574,645.14	417,227.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	145,482.95	196,778.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	671,711.29	571,596.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	125,300.76	0.00	--	--	09/11/20	2,370,554.21	412,124.36	17,003.02	773,375.92	180,098.69	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	498,988.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	172,225.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	177,574.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
83	102,148.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	181,026.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	87,126.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	68,714,525.49	14,986,303.77				43,092,740.72	4,101,606.50	247,842.64	2,877,668.27	342,246.43	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
47	440000252	5,328,806.96	Payoff Prior to Maturity	0.00	0.00
86	470085910	827,872.00	Payoff Prior to Maturity	0.00	0.00
Totals		6,156,678.96		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0	0.00	0	0.00	2	76,572,206.32	0	0.00	2	76,572,206.32	0	0.00	0	0.00	2	6,156,678.96	4.535467%	4.465294%	4
03/17/23	0	0.00	0	0.00	2	76,694,899.78	0	0.00	2	76,694,899.78	0	0.00	0	0.00	1	982,116.43	4.492735%	4.425470%	5
02/17/23	0	0.00	0	0.00	2	76,844,973.82	0	0.00	2	76,844,973.82	0	0.00	0	0.00	1	76,983,851.64	4.492647%	4.425354%	6
01/18/23	0	0.00	0	0.00	2	76,966,642.80	0	0.00	2	76,966,642.80	0	0.00	0	0.00	2	9,592,144.14	4.576348%	4.514287%	7
12/16/22	0	0.00	0	0.00	2	77,087,854.76	0	0.00	2	77,087,854.76	0	0.00	0	0.00	1	1,998,652.06	4.565906%	4.503508%	8
11/18/22	0	0.00	0	0.00	2	77,217,937.09	0	0.00	2	77,217,937.09	0	0.00	0	0.00	0	0.00	4.563516%	4.501054%	9
10/17/22	0	0.00	0	0.00	2	77,338,205.16	0	0.00	2	77,338,205.16	0	0.00	0	0.00	0	0.00	4.563721%	4.501267%	10
09/16/22	0	0.00	0	0.00	2	77,467,377.38	0	0.00	2	77,467,377.38	0	0.00	0	0.00	2	6,757,009.08	4.563934%	4.501488%	11
08/17/22	0	0.00	0	0.00	2	77,586,708.56	0	0.00	2	77,586,708.56	0	0.00	0	0.00	0	0.00	4.555520%	4.492847%	12
07/15/22	0	0.00	0	0.00	2	77,705,591.51	0	0.00	2	77,705,591.51	0	0.00	0	0.00	1	1,475,748.00	4.555723%	4.493057%	13
06/17/22	0	0.00	0	0.00	2	77,833,428.19	0	0.00	2	77,833,428.19	0	0.00	0	0.00	0	0.00	4.554364%	4.491655%	14
05/17/22	0	0.00	0	0.00	2	77,951,384.49	0	0.00	3	77,951,384.49	0	0.00	0	0.00	3	17,851,990.48	4.554564%	4.496021%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	440000246	07/01/22	8	6	230,839.63	2,104,292.35	171,992.02	73,418,956.30	05/11/20	7			12/17/21
55	310918724	09/01/19	42	6	17,003.02	773,375.92	529,964.65	4,565,554.92	12/12/18	7			01/06/20
Totals					247,842.64	2,877,668.27	701,956.67	77,984,511.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		536,358,309	459,786,103	0		76,572,206
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		7,196,430	7,196,430	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	543,554,739	466,982,533	0	0	0	76,572,206
Mar-23	589,583,388	512,888,489	0	0	0	76,694,900
Feb-23	591,925,154	515,080,180	0	0	0	76,844,974
Jan-23	681,085,023	604,118,380	0	0	0	76,966,643
Dec-22	692,065,102	614,977,247	0	0	0	77,087,855
Nov-22	695,525,810	618,307,873	0	0	0	77,217,937
Oct-22	696,907,468	619,569,263	0	0	0	77,338,205
Sep-22	698,358,507	620,891,130	0	0	0	77,467,377
Aug-22	706,494,151	628,907,442	0	0	0	77,586,709
Jul-22	707,867,275	630,161,683	0	0	0	77,705,592
Jun-22	710,788,503	632,955,075	0	0	0	77,833,428
May-22	712,152,261	634,200,876	0	0	0	77,951,384
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	440000246	72,366,419.95	73,418,956.30	31,900,000.00	01/03/23	3,728,636.26	0.81070	12/31/22	07/01/23	243
55	310918724	4,205,786.37	4,565,554.92	4,300,000.00	09/25/22	(162,309.24)	(0.48920)	12/31/22	08/01/23	243
Totals		76,572,206.32	77,984,511.22	36,200,000.00		3,566,327.02

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	440000246	RT	WA	05/11/20	7

COVID - Loan collateral is a +/- 580,044 square foot mall located in Silverdale, WA (40 miles west of Seattle). The entire mall encompasses +/- 761,789 square feet including non-owned portions. January 2023 inspection was performed and the property was found to be in good condition with limited deferred maintenance. February 2023 financials indicate the collateral portion of the mall is 95% leased (including temp tenants). Receiver appointed 8/17/2020. Foreclosure sale occurred on 12/17/2021. Strategy is to stabilize the asset by improving in-line, permanent tenant occupancy and renewing existing tenants.

55	310918724	RT	OH	12/12/18	7

The subject is a 67,450 SF retail property built in 1979, renovated in 2003 and located in North Olmsted, OH. The property was inspected 8/10/2022 and found to be in good condition. A lease was executed in November 2021 for the anchor space totaling 43,435 SF. The lease has a 7-year term and the tenant opened for business on 4/1/22, increasing occupancy to 75%. North Olmsted is located in Cleveland's West submarket (15 miles west of the CBD). Foreclosure occurred

9/09/19 and confirmed 1/6/2020, when the Sheriff's Deed was recorded. The strategy is to lease up and stabilize the property, then market it for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	300620033	7,251,045.34	5.68000%	7,251,045.34 5.68000%		10	06/19/20	04/05/20	07/13/20
Totals		7,251,045.34		7,251,045.34
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	470086230	08/15/14	19,500,000.00	138,570,000.00	22,986,675.01	1,668,394.51	22,986,675.01	21,318,280.50	0.00	0.00	0.00	0.00	0.00%
13	310919905	08/17/20	16,040,775.20	6,000,000.00	6,442,019.00	4,775,915.44	5,113,226.25	337,310.81	15,703,464.39	0.00	474,151.94	15,229,312.45	84.60%
23	310919386	05/17/22	8,631,652.57	4,100,000.00	8,167,995.76	2,806,718.32	7,956,953.35	5,150,235.03	3,481,417.54	0.00	0.00	3,481,417.54	33.66%
54	540919682	08/16/19	3,965,104.14	1,000,000.00	1,011,312.77	1,035,628.44	944,105.32	(91,523.12)	4,056,627.26	0.00	107,067.48	3,949,559.78	75.22%
57	416000100	11/18/20	4,135,063.72	6,000,000.00	4,389,515.06	194,818.77	4,389,515.06	4,194,696.29	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,272,595.63	155,670,000.00	42,997,517.60	10,481,475.48	41,390,474.99	30,908,999.51	23,241,509.19	0.00	581,219.42	22,660,289.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	470086230	08/15/14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	310919905	10/17/22	0.00	0.00	15,229,312.45	0.00	0.00	(455,602.61)	0.00	0.00	15,229,312.45
		05/17/22	0.00	0.00	15,684,915.06	0.00	0.00	(18,549.33)	0.00	0.00
		08/17/20	0.00	0.00	15,703,464.39	0.00	0.00	15,703,464.39	0.00	0.00
23	310919386	05/17/22	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54	0.00	0.00	3,481,417.54
54	540919682	12/17/20	0.00	0.00	3,949,559.78	0.00	(107,067.48)	0.00	0.00	0.00	4,056,627.26
		08/16/19	0.00	0.00	4,056,627.26	0.00	0.00	4,056,627.26	0.00	0.00
57	416000100	11/18/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	22,660,289.77	0.00	(107,067.48)	22,767,357.25	0.00	0.00	22,767,357.25

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	15,603.40	0.00	0.00	150,294.28	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,000.00	0.00	0.00	10,553.58	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,603.40	0.00	0.00	160,847.86	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		177,451.26

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Supplemental Notes
None

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